Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $65,033.8 at 2013 and $62,955.4 at 2012)	$ 68,317.8	$ 70,910.3
Fixed maturities, at fair value using the fair value option	2,935.3	2,771.3
Equity securities, available-for-sale, at fair value (cost of $267.4 at 2013 and $297.9 at 2012)	314.4	340.1
Short-term investments	1,048.1	5,991.2
Mortgage loans on real estate, net of valuation allowance of $3.8 at 2013 and $3.9 at 2012	9,312.2	8,662.3
Policy loans	2,147.0	2,200.3
Limited partnerships/corporations	236.4	465.1
Derivatives	1,149.3	2,374.5
Other investments	124.6	167.0
Securities pledged (amortized cost of $1,457.9 at 2013 and $1,470.0 at 2012)	1,465.7	1,605.5
Total investments	87,050.8	95,487.6
Cash and cash equivalents	2,840.8	1,786.8	638.0	615.3
Short-term investments under securities loan agreements, including collateral delivered	552.9	664.0
Accrued investment income	897.1	863.5
Reinsurance recoverable	6,702.2	7,379.3
Deferred policy acquisition costs, Value of business acquired	5,351.6	3,656.3
Sales inducements to contract holders	279.0	212.7
Deferred income taxes	162.1	(1,042.7)
Goodwill and other intangible assets	323.7	348.5
Other assets	1,036.5	1,362.5
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	3,218.6	2,931.2
Cash and cash equivalents	710.7	440.8
Corporate loans, at fair value using the fair value option	4,965.3	3,559.3
Other assets	104.8	34.3
Assets held in separate accounts	106,827.1	97,667.4
Total assets	221,023.2	216,394.2
Liabilities and Shareholder's Equity
Future policy benefits	14,098.4	15,493.6
Contract owner account balances	69,908.3	70,562.1
Payables under securities loan agreement, including collateral held	769.4	1,509.8
Short-term debt	0	1,064.6
Long-term debt	3,514.7	3,171.1
Funds held under reinsurance agreements	1,181.5	1,236.6
Derivatives	1,351.8	1,944.2
Pension and other post-employment provisions	474.9	903.2
Current income taxes	44.1	11.7
Deferred income taxes		1,042.7
Other liabilities	1,274.1	1,604.2
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	5,161.6	3,829.4
Other liabilities	903.3	292.4
Liabilities related to separate accounts	106,827.1	97,667.4
Total liabilities	205,509.2	200,333.0
Shareholder's equity:
Common stock (900,000,000 shares authorized; 261,754,931 and 230,079,120 shares issued as of December 31, 2013 and 2012, respectively; 261,675,811 and 230,000,000 shares outstanding as of December 31, 2013 and 2012, respectively; $0.01 par value per share)	2.6	2.3
Treasury stock (79,120 shares as of December 31, 2013 and 2012, respectively; $0.01 par value per share)	0	0
Additional paid-in capital	23,563.7	22,917.6
Accumulated other comprehensive income (loss)	1,849.1	3,710.7	2,595.0
Retained earnings (deficit):
Appropriated-consolidated investment entities	18.4	6.4
Unappropriated	(12,161.6)	(12,762.1)
Total ING U.S., Inc. shareholder's equity	13,272.2	13,874.9
Noncontrolling interest	2,241.8	2,186.3
Total shareholder's equity	15,514.0	16,061.2	13,926.1	8,067.8
Total liabilities and shareholder's equity	$ 221,023.2	$ 216,394.2